Income Taxes (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Federal:
Current					$ (55)	$ (52)
Deferred
Total federal income tax (benefit) provision					(55)	(52)
State:
Current						(30)
Deferred
Total state income tax (benefit) provision						(30)
International (Non-US):
Current
Deferred
Total international income tax (benefit) provision
Total income tax (benefit) provision	$ 0	$ 0	$ 1	$ (55)	$ (55)	$ (82)